CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (1,179)	$ (543)	$ (619)
Reconciliation of net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	342	350	369
Provision for uncollectibles	4	13	12
Non-cash interest expense	123	183	259
Payment of interest and discounts upon extinguishment of PIK notes	(502)
Loss on extinguishment of debt	709		5
Stock-based compensation expense	16	20	17
Deferred income taxes	(2)	76	20
Goodwill and other intangible asset impairment	152
Gain on sale of businesses	(12)	(9)
Other	(1)	6	(3)
Changes in assets and liabilities, net of the effects of acquisitions & dispositions:
(Increase) decrease in receivables	(102)	(170)	(61)
(Increase) decrease in inventories	(177)	(149)	2
(Increase) decrease in other current assets	(11)	(3)	231
(Increase) decrease in other assets	1		1
Increase (decrease) in accounts payable and accrued liabilities	(46)	58	312
Increase (decrease) in other long-term liabilities	4	3	9
Net cash provided by (used in) operating activities	(681)	(165)	551
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(115)	(115)	(49)
Proceeds from sales of property and equipment	17	4	4
(Payment) settlement for acquisition of a business, net of cash acquired	(248)	(21)
Proceeds from sale of a business	481	128
Purchase of investments	(1,921)	(23)
Proceeds from sale of investments	985	21
Other investing activities	1
Net cash provided by (used in) investing activities	(800)	(6)	(45)
CASH FLOWS FROM FINANCING ACTIVITIES:
Equity contribution			1
Borrowings of long-term debt	6,365
Repayments of long-term debt	(5,024)	(10)	(40)
Borrowings on long-term revolver debt	1,301	1,053	178
Repayments on long-term revolver debt	(1,001)	(1,053)	(860)
Debt issuance and modification fees	(132)		(34)
Other financing activities	2
Net cash provided by (used in) financing activities	1,511	(10)	(755)
Effect of exchange rates on cash and cash equivalents			2
Increase (decrease) in cash and cash equivalents	30	(181)	(247)
Cash and cash equivalents at beginning of period	111	292	539
Cash and cash equivalents at end of period	$ 141	$ 111	$ 292